NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET EARNINGS PER SHARE
Schedule of details of the number of shares and net profit (loss) used in the computation of net earnings per share
	Year ended December 31,
	2024		2023
	Weighted average number of shares	Net loss	Weighted average\ number of shares	Net loss
	In thousands		In thousands

For the computation of basic net earnings	16,391	(28,095)	16,269	(7,056)
Effect of dilution - share options	-	-	26	(1,801)

For the computation of diluted net earnings	16,391	(28,095)	16,295	(8,857)